ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of total purchase consideration
Fair value
Accounts receivable, net	113,783,547
Other current assets	93,492,599
Non-current assets	5,442,860
Accounts payable	(154,282,913)
Accrued expenses and other current liabilities	(29,565,780)
Noncontrolling interest	(229,724)
Intangible asset with definite lives	76,690,000
Deferred tax liabilities	(19,172,500)
Total fair value of net assets acquired (a)	86,158,089

Purchase consideration in 2014 (b)	60,000,000
Investment in non-consolidated affiliates (c)	34,674,235
Gain on investment in non-consolidated affiliates after control (d)	17,049,903
Non controlling interest (e)	65,024,631
Goodwill (b+c+d+e-a)	90,590,680

Schedule of intangible assets from acquisition
	Fair value	Useful lives
Trade name	76,690,000	5 years

Schedule of pro forma consolidated financial information
	December 31,
	2013	2014
Net revenues	211,277,523	215,068,193
Net loss attributable to eLong, Inc.	2,602,191	8,079,150

Jiuyou [Member]
Schedule of total purchase consideration
	Fair value	Useful lives
Trade name	1,570,000	5 years
Customer list	510,000	5 years
Intangible assets with definite lives	2,080,000
Goodwill	2,920,000
Total purchase consideration	5,000,000

2013 Acquired Company [Member]
Schedule of total purchase consideration
Fair value
Net assets	(2,298,803)
Intangible assets with definite lives	7,905,854
Deferred tax liabilities arising from the acquisition	(1,976,463)
Total fair value of net assets acquired (a)	3,630,588

Purchase consideration to original shareholders (b)	5,000,000
Noncontrolling interest (c)	16,734,018
Goodwill (b+c-a)	18,103,430

Schedule of intangible assets from acquisition
	Fair value	Useful lives
Trade name	3,076,912	5 years
Self-developed software	4,828,942	3 years
Intangible assets with definite lives	7,905,854